CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 1,229,400	$ 2,576,677
Restricted cash	7,980,907	6,025,718
Accounts receivable, net of allowance for doubtful accounts of $1,489,171 and $ 1,253,571 at December 31, 2020 and 2019, respectively	50,551,792	72,544,202
Inventories	38,209,297	15,100,328
Advance to suppliers	95,778,337	74,391,886
Other current assets	78,806	24,643
Accounts receivable - related parties	1,396,616	536,358
Total current assets	195,225,155	171,199,812
Property, plant and equipment, net	3,335,981	2,948,264
Land use rights, net	4,501,633	3,288,959
Deferred tax assets	242,412	206,002
TOTAL ASSETS	203,305,181	177,643,037
Current Liabilities
Notes payable-bank acceptance notes	9,425,071	8,895,107
Short-term bank loans	19,458,210	17,072,867
Accounts payables	591,060	951,358
Customer deposits	787,112	3,131,916
Taxes payable	1,842,628	1,417,176
Other payables and accrued liabilities	2,502,866	3,875,529
Customer deposits - related parties	0	3,358,897
Due to related parties	3,263,064	2,297,639
Total current liabilities	37,870,011	41,000,489
Long-term bank loans	6,460,734	6,097,453
Other Long-term payable	7,863,157	0
TOTAL LIABILITIES	52,193,902	47,097,942
COMMITMENTS AND CONTINGENCIES
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,791,110 shares outstanding as both of December 31, 2020 and 2019	200,000	200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	10,486,495	9,043,010
Retained earnings	88,116,913	78,484,535
Treasury stock, at cost: 208,890 shares as of December 31, 2020 and 2019	(192,153)	(192,153)
Accumulated other comprehensive loss	2,071,488	(5,789,815)
TOTAL SHAREHOLDERS' EQUITY	134,654,198	115,717,032
Non-controlling interest	16,457,081	14,828,063
TOTAL EQUITY	151,111,279	130,545,095
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 203,305,181	$ 177,643,037